Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2018 USD ($) subsidiary term_loan credit_facility	Sep. 30, 2018 EUR (€) term_loan credit_facility	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Number of loan facilities | term_loan	8	8
Carrying amount of debt | $	$ 1,918,562		$ 1,810,374
Number of subsidiaries that guaranteed the term loans	2
Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.30%
Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	2	2
Carrying amount of debt	$ 205,923	€ 177.4	$ 232,957	€ 194.1
Number of subsidiaries that guaranteed the term loans	1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	1.95%